Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Interest income	$ 15,657	$ 13,677
Gain on foreign currency transactions	5,139	6,819
Loss on valuation of financial assets	(766)	(82)
Financial assets at amortized cost
Interest income	15,657	13,677
Gain on foreign currency transactions	5,139	6,819
Unrealized gain on foreign currency	8,356	127
Loss on foreign currency transactions	(427)	(2,022)
Unrealized loss on foreign currency	(45)	(3,734)
Total	27,670	15,171
Financial liabilities at fair value through profit or loss [abstract]
Interest expense	(2,049)	(2,038)
Gain on foreign currency transactions	5,139	6,819
Unrealized gain on foreign currency	8,356	127
Loss on foreign currency transactions	(427)	(2,022)
Unrealized loss on foreign currency	(45)	(3,734)
Financial assets measured at amortized cost
Financial assets at fair value through profit or loss
Gain on foreign currency transactions	0	17
Financial assets at amortized cost
Gain on foreign currency transactions	0	17
Unrealized gain on foreign currency	276	110
Loss on foreign currency transactions	(32)	(143)
Unrealized loss on foreign currency	0	(370)
Financial liabilities at fair value through profit or loss [abstract]
Interest expense	(2,049)	(2,038)
Gain on foreign currency transactions	0	17
Unrealized gain on foreign currency	276	110
Loss on foreign currency transactions	(32)	(143)
Unrealized loss on foreign currency	0	(370)
Gains (losses) on financial liabilities at amortised cost	(1,805)	(2,424)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Interest income	0	419
Gain on foreign currency transactions	0	930
Loss on valuation of financial assets	(766)	(82)
Sub-total	(766)	1,267
Financial assets at amortized cost
Interest income	0	419
Gain on foreign currency transactions	0	930
Financial liabilities at fair value through profit or loss [abstract]
Gain on foreign currency transactions	0	930
Financial assets measured at amortized cost
Financial assets at fair value through profit or loss
Interest income	15,657	13,258
Gain on foreign currency transactions	5,138	5,872
Financial assets at amortized cost
Interest income	15,657	13,258
Gain on foreign currency transactions	5,138	5,872
Unrealized gain on foreign currency	8,081	17
Loss on foreign currency transactions	(395)	(1,879)
Unrealized loss on foreign currency	(45)	(3,364)
Sub-total	28,436	13,904
Financial liabilities at fair value through profit or loss [abstract]
Gain on foreign currency transactions	5,138	5,872
Unrealized gain on foreign currency	8,081	17
Loss on foreign currency transactions	(395)	(1,879)
Unrealized loss on foreign currency	$ (45)	$ (3,364)